Stockholders' Equity - Summary of Activity of Service Condition Shares (Details) - $ / shares	1 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Performance Condition Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares, Granted	950,000	783,700
Number of Restricted Shares, Forfeited	0	148,400
Shares, Non-vested Ending balance	950,000	1,585,300
Weighted Average Grant Date Fair Value, Granted	$ 15.70	$ 15.49
Weighted Average Grant Date Fair Value, Forfeited	0	16.15
Weighted Average Grant Date Fair Value, Ending balance	$ 15.70	$ 15.54
Service Condition Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares, Granted	250,000
Number of Restricted Shares, Vested	(50,000)
Number of Restricted Shares, Forfeited	0
Shares, Non-vested Ending balance	200,000
Weighted Average Grant Date Fair Value, Granted	$ 15.70
Weighted Average Grant Date Fair Value, Vested	15.70
Weighted Average Grant Date Fair Value, Forfeited	0
Weighted Average Grant Date Fair Value, Ending balance	$ 15.70
Market Condition Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares, Granted	100,000	460,000
Number of Restricted Shares, Forfeited	0	120,000
Shares, Non-vested Ending balance	100,000	440,000
Weighted Average Grant Date Fair Value, Granted	$ 10.45	$ 9.91
Weighted Average Grant Date Fair Value, Forfeited	0	11.17
Weighted Average Grant Date Fair Value, Ending balance	$ 10.45	$ 9.50